Bank Loans - Schedule of Short-term Bank Loans (Details) (Parenthetical)					6 Months Ended
	Feb. 06, 2020 USD ($)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 CNY (¥)	Aug. 09, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Aug. 17, 2019 USD ($)	Aug. 09, 2019 CNY (¥)
Proceeds from short term debt					$ 73,271		$ 4,268,100
Repayment of debt					100,000
RMB [Member]
Repayment of debt | ¥						¥ 500,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Cathay Bank [Membeer]
Proceeds from short term debt					73,271
Maximum line of credit	$ 1,200,000
Outstanding balance					900,000			$ 900,000
Repayment of debt	$ 45,000				$ 63,271
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member]
Proceeds from short term debt		$ 2,500,000
Debt description		The loans bear a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.405 basis points.	The loans bear a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.405 basis points.
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | Land Use Right [Member]
Collateral debt									$ 2,100,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | RMB [Member]
Proceeds from short term debt | ¥			¥ 18,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member] | Industrial and Commercial Bank of China [Membeer]
Debt description				The loan bears a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.345 basis points.
Short term debt				$ 1,700,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member] | RMB [Member] | Industrial and Commercial Bank of China [Membeer]
Short term debt | ¥										¥ 12,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | Buildings [Member]
Collateral debt									$ 8,200,000